Summary of Options Activity (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Number of shares,Beginning	2,561,231	2,541,667	2,541,667	2,255,267
Weighted average exercise price,Beginning	$ 2.18	$ 2.88	$ 2.88	$ 1.46
Weighted average fair value,Beginning	$ 1.19	$ 1.57	$ 1.57	$ 0.82
Weighted average remaining contractual term, Ending	2 years 10 months 2 days	3 years 5 months 19 days	3 years 3 months 29 days	4 years 3 months 7 days	5 years 3 months 21 days
Aggregate intrinsic value, Beginning	$ 31,124	$ 1,244,029	$ 1,244,029	$ 10,247,548
Number of shares,Granted	325,000	395,000	512,065	1,049,500
Weighted average exercise price,Granted	$ 0.32	$ 0.76	$ 0.66	$ 5.31
Weighted average fair value,Granted	$ 0.15	$ 0.36	$ 0.32	$ 2.85
Weighted average remaining contractual term,Granted	3 years 7 days	3 years 7 days	3 years 7 days	3 years 3 days
Number of shares,Expired/Forfeited	(108,499)	(267,294)	(307,501)	(249,600)
Weighted average exercise price,Expired/Forfeited	$ 4.46	$ 6.22	$ 6.47	$ 5.50
Weighted average fair value,Expired/Forfeited	$ 2.47	$ 3.34	$ 3.46	$ 2.96
Number of shares,Ending	2,777,732	2,484,373	2,561,231	2,541,667	2,255,267
Weighted average exercise price,Ending	$ 1.88	$ 2.37	$ 2.18	$ 2.88	$ 1.46
Weighted average fair value,Ending	$ 1.02	$ 1.29	$ 1.19	$ 1.57	$ 0.82
Aggregate intrinsic value, Ending	$ 6,194	$ 89,334	$ 31,124	$ 1,244,029	$ 10,247,548
Number of shares,Exercisable	2,297,691	1,836,095	2,046,309	1,548,083
Weighted average exercise price,Exercisable	$ 2.18	$ 2.42	$ 2.37	$ 1.97
Weighted average fair value,Exercisable	$ 1.18	$ 1.33	$ 1.30	$ 1.10
Weighted average remaining contractual term, Exercisable	2 years 6 months 10 days	3 years 1 month 28 days	3 years 21 days	4 years 1 month 20 days
Aggregate intrinsic value, Exercisable	$ 6,194	$ 89,334	$ 31,124	$ 1,178,340
Number of shares,Exercised		(185,000)	(185,000)	(513,500)
Weighted average exercise price,Exercised		$ 0.40	$ 0.40	$ 0.24
Weighted average fair value,Exercised		$ 0.29	$ 0.29	$ 0.15
Aggregate intrinsic value, Exercised		$ 10,750		$ 675,363
Aggregate intrinsic value, forfeitures and expirations				$ 7,277